FEDERATED WORLD INVESTMENT SERIES, INC.

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                February 1, 2001


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

      RE:  FEDERATED WORLD INVESTMENT SERIES, INC. (the "Registrant")
            Federated Asia Pacific Growth Fund
            Federated Emerging Markets Fund
            Federated European Growth Fund
            Federated Global Equity Fund
            Federated Global Financial Services Fund
            Federated International Growth Fund
            Federated International High Income Fund
            Federated International Small Company Fund
            Federated World Utility Fund
            Class A Shares, Class B Shares and Class C Shares
                  (collectively, the "Funds")
           1933 Act File No. 33-52149
           1940 ACT FILE NO. 811-7141
           ------------------------------------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of prospectuses and statements of additional information of the above-named Funds dated January 31, 2001, that would have been filed under Rule 497(c), do not differ from the form of prospectuses and statements of additional information of the above-named Funds contained in the most recent registration statement for the Registrant. This registration statement was electronically filed Rule 485(b) as Post-effective amendment No. 21 on January 31, 2001.

     If you have any questions regarding this certification, please contact Heather Aland at (412) 288-1097.

                                          Very truly yours,



                                          /s/ Michael D. McLean
                                          Michael D. McLean
                                          Assistant Secretary